Related Party Transaction	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Related Party Transaction
12. Related Party Transaction
On October 7, 2016, the Company entered into an equity distribution agreement with Ladenburg Thalmann & Co. Inc. (the “Agent”). On December 18, 2019, the Company and Agent entered into an Amended and Restated equity distribution agreement (the “1st Equity Distribution Agreement”). Pursuant to the 1st Equity Distribution Agreement, the Company may sell up to 500,000 shares of 9.00% Series A Cumulative Preferred Stock, par value $1.00 per share (the “Preferred Stock”), through an at-the-market
offering program (the “1st ATM Offering Program”) administered by the Agent. The
Co-Chief
Executive Officer and
Co-President
of the Agent is the
Non-Executive
Chairman of our Board. Under the 1st Equity Distribution Agreement, the Agent was entitled to compensation of up to 2.0% of the gross proceeds from the sale of Preferred Stock under the 1st ATM Offering Program. As of January 31, 2020, we had issued 994,046 shares of Series A Preferred for which the Agent was entitled to compensation, including 100% of the Preferred Stock available for sale through the 1st Equity Distribution Agreement.
In September 2020 we entered into a new equity distribution agreement (the “2 nd
Equity Distribution Agreement”) with the Agent with economic terms essentially identical to the initial agreement. Pursuant to the 2 nd
Equity Distribution Agreement, the Company may sell up to 500,000 shares of Preferred Stock and 5,000,000 shares of $0.01 par value common stock (“Common Stock”) through a new at-the-market
offering program (the “2
nd
ATM Offering Program”).
During the three- and
six-month
periods ended July 31, 2021, the Company sold 163,780 and 184,740 shares of Preferred Stock under the 2 nd
ATM Offering Program, respectively. Net proceeds from these sales for the three
and six months ended July 31, 2021, were approximately $4.0 million and $4.5 million, respectively, and the Agent received compensation of approximately $82,000 and 92,000, respectively. The
Non-Executive
Chairman of the Board received no portion of this compensation.
During the three- and
six-month
periods ended July 31, 2021, the Company sold 362 and 18,415 shares of Common Stock under the 2 nd
ATM Offering Program, respectively. Net proceeds from these sales for
 t
he three
and six

months ended July 31
,
 2021
,
 were approximately $1,000 and $43,000. Compensation to the Agent during this period was approximately $1,000, none of which was received by the
Non-Executive
Chairman of the Board.

15. Related Party Transaction
On October 7, 2016, the Company entered into an equity distribution agreement with Ladenburg Thalmann & Co. Inc. (the “Agent”). On December 18, 2019, the Company and Agent entered into an Amended and Restated equity distribution agreement (the “1 st
Equity Distribution Agreement”). Pursuant to the 1
st
Equity Distribution Agreement, the Company may sell up to 500,000 shares of the Series A Preferred Stock through the Agent through the 1 st
ATM offering program. The
Co-Chief
Executive Officer and
Co-President
of the Agent is the
Non-Executive
Chairman of the Board. Under the Equity Distribution Agreement, the Agent was entitled to compensation of up to 2.0% of the gross proceeds from the sale of Series A Preferred Stock under the 1 st
ATM offering program. As of January 31, 2021, we had issued 994,046 shares which represent 100% of the Series A Preferred Stock available for sale through the 1 st
Equity Distribution Agreement.
In September 2020 we entered into a new equity distribution agreement (the “2 nd
Equity Distribution Agreement”) with the Agent with economic terms essentially identical to the initial agreement. Pursuant to the 2 nd
Equity Distribution Agreement, the Company may sell up to 500,000 shares of Preferred Stock and 5,000,000 shares of $0.01 par value common stock (“Common Stock”) through the 2 nd
ATM offering program.
For the twelve months ended January 31, 2021, the Company issued 44,186 shares of Series A Preferred Stock under the 2 nd
ATM offering program. Gross proceeds from these sales were approximately $1.0 million and the Agent received compensation of approximately $20,408, resulting in net proceeds to the Company of $1.0 million for the twelve months ended January 31, 2021. The
Non-Executive
Chairman of the Company received no portion of this compensation.
For the twelve months ended January 31, 2021, the Company issued 1,584,556 shares of Common Stock under the 2 nd
ATM offering program. Gross proceeds from these sales were approximately $4.0 million, the Agent received compensation of approximately $79,307 resulting in net proceeds to the Company, after deducting underwriting discounts and offering costs, of approximately $3.6 million for the twelve months ended January 31, 2021. The
Non-Executive
Chairman of the Company received no portion of this compensation.
At January 31, 2021, the Company has an outstanding obligation payable to the beneficiary of the estate of our former CEO. The obligation, which bears interest at 4% per annum, totals approximately $968,000 and is included in accrued expenses and other current liabilities on the Company’s Consolidated Balance Sheet as of January 31, 2021.